Trillium Mutual Funds
Trillium ESG Global Equity Fund
SCHEDULE OF INVESTMENTS at March 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
Automobiles & Components: 2.6%
45,000	Aptiv PLC - ADR (Ireland) (a)	$6,205,500
420,000	BYD Co. Ltd. (China)	9,087,441
36,500	Cie Generale des Etablissements Michelin SCA (France)	5,466,634
		20,759,575
Banks: 7.6%
288,160	Amalgamated Financial Corp. (United States)	4,780,574
12,500,000	Bank Rakyat Indonesia Persero Tbk PT (Indonesia) (a)	3,792,304
26,500	Credicorp Ltd. - ADR (Hong Kong)	3,619,105
348,000	DNB ASA (Norway)	7,420,379
7,000,000	Equity Group Holdings Ltd. (Kenya)	2,431,953
670,000	Grupo Financiero Banorte SAB de CV (Mexico)	3,777,857
225,000	Hang Seng Bank Ltd. (Hong Kong)	4,369,092
104,000	HDFC Bank Ltd. - ADR (India)	8,079,760
80,000	KBC Group NV (Belgium)	5,820,934
37,000	PNC Financial Services Group, Inc. (United States)	6,490,170
110,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,837,847
15,000	SVB Financial Group (United States) (a)	7,404,900
		61,824,875
Capital Goods: 10.1%
150,000	Assa Abloy AB - Class B (Sweden)	4,317,059
110,000	Atlas Copco AB - Class A (Sweden)	6,706,398
54,000	Daifuku Co Ltd. (Japan)	5,306,539
260,000	Epiroc AB - Class A (Sweden)	5,890,086
47,000	Ferguson PLC (Switzerland)	5,614,415
11,000	Generac Holdings, Inc. (United States) (a)	3,601,950
60,000	Kingspan Group PLC (Ireland)	5,075,973
120,000	Kurita Water Industries Ltd. (Japan)	5,155,759
71,800	Nidec Corp. (Japan)	8,754,418
100,000	Quanta Services, Inc. (United States)	8,798,000
21,000	Rockwell Automation, Inc. (United States)	5,574,240
37,000	Siemens AG (Germany)	6,079,550
35,000	Trane Technologies PLC (Ireland)	5,794,600
45,000	Xylem, Inc. (United States)	4,733,100
		81,402,087
Commercial & Professional Services: 2.7%
72,000	Herman Miller, Inc. (United States)	2,962,800
55,000	Intertek Group (United Kingdom)	4,246,905
170,000	Recruit Holdings Co. Ltd. (Japan)	8,348,056
51,000	Waste Management, Inc. (United States)	6,580,020
		22,137,781
Consumer Durables & Apparel: 3.1%
33,000	EssilorLuxottica SA (France) (a)	5,378,297
7,500	Kering SA (France)	5,175,452
225,000	Levi Strauss & Co. - Class A (United States)	5,379,750
70,000	Nike, Inc. - Class B (United States)	9,302,300
		25,235,799
Consumer Services: 2.3%
23,000	Bright Horizons Family Solutions, Inc. (United States) (a)	3,943,350
100,000	Greggs PLC (United Kingdom)	3,095,308
37,000	Marriott International, Inc. - Class A (United States) (a)	5,480,070
55,000	Starbucks Corp. (United States)	6,009,850
		18,528,578
Diversified Financials: 3.0%
90,000	Bank of New York Mellon Corp. (United States)	4,256,100
80,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT (United States)	4,488,000
59,000	Intercontinental Exchange, Inc. (United States)	6,589,120
20,500	MSCI, Inc. (United States)	8,595,240
		23,928,460
Food & Staples Retailing: 1.3%
275,000	Jeronimo Martins, SGPS, SA (Portugal)	4,623,174
209,000	Koninklijke Ahold Delhaize NV (Netherlands)	5,829,626
		10,452,800
Food, Beverage & Tobacco: 2.8%
57,000	Danone SA (France)	3,901,554
105,000	Darling Ingredients, Inc. (United States) (a)	7,725,900
45,000	Kerry Group PLC - Class A (Ireland)	5,620,028
62,000	McCormick & Co., Inc. (United States)	5,527,920
		22,775,402
Health Care Equipment & Services: 5.9%
28,000	Cochlear Ltd. (Australia)	4,503,936
27,000	Coloplast A/S - Class B (Denmark)	4,059,371
104,000	CVS Health Corp. (United States)	7,823,920
75,000	Edwards Lifesciences Corp. (United States) (a)	6,273,000
200,000	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,490,519
60,000	Henry Schein, Inc. (United States) (a)	4,154,400
240,000	Ryman Healthcare Ltd. (New Zealand)	2,568,899
5,800	Straumann Holding AG (Switzerland)	7,241,408
59,000	Sysmex Corp. (Japan)	6,368,676
		47,484,129
Household & Personal Products: 2.4%
140,000	Essity AB - Class B (Sweden) (b)	4,424,722
55,000	Kao Corp. (Japan)	3,639,277
18,000	L'Oreal (France) (a)	6,895,487
76,000	Unilever PLC (United Kingdom)	4,240,592
		19,200,078
Insurance: 2.8%
495,000	AIA Group Ltd. (Hong Kong)	6,057,201
18,000	Allianz SE (Germany)	4,578,409
1,200,000	Aviva PLC (United Kingdom)	6,764,065
35,000	The Travelers Companies, Inc. (United States)	5,264,000
		22,663,675
Materials: 5.1%
44,000	Air Liquide SA (France)	7,184,167
88,000	Ball Corp. (United States)	7,457,120
55,935	Croda International PLC (United Kingdom)	4,894,130
33,000	Ecolab, Inc. (United States)	7,064,310
550,000	Klabin SA (Brazil) (a)	2,689,100
27,000	Koninklijke DSM NV (Netherlands)	4,564,590
62,000	Novozymes A/S - Class B (Denmark)	3,967,176
12,000	Sika AG (Switzerland)	3,431,453
		41,252,046
Media & Entertainment: 2.5%
10,000	Alphabet, Inc. - Class A (United States) (a)	20,625,200

Pharmaceuticals, Biotechnology & Life Sciences: 6.1%
23,600	CSL Ltd. (Australia)	4,769,648
80,000	Dechra Pharmaceuticals PLC (United Kingdom)	3,783,822
87,000	Gilead Sciences, Inc. (United States)	5,622,810
12,000	Illumina, Inc. (United States) (a)	4,608,720
78,500	Merck & Co., Inc. (United States)	6,051,565
30,000	Merck KGaA (Germany)	5,131,641
100,000	Novo-Nordisk A/S - Class B (Denmark)	6,738,364
22,600	Roche Holdings AG (Switzerland)	7,321,121
20,300	Waters Corp. (United States) (a)	5,768,651
		49,796,342
Real Estate: 2.8%
20,500	American Tower Corp. - REIT (United States)	4,900,730
1,700,000	Capitaland Ltd. (Singapore)	4,763,258
120,000	Daiwa House Industry Co. Ltd. (Japan)	3,521,895
29,000	Jones Lang LaSalle, Inc. (United States)	5,192,160
56,000	Unibail-Rodamco-Westfield - REIT (France)	4,474,321
		22,852,364
Retailing: 3.9%
160,000	Industria de Diseno Textil SA (Spain)	5,286,412
44,000	Target Corp. (United States)	8,715,080
120,000	The TJX Companies, Inc. (United States)	7,938,000
30,000	Tractor Supply Co. (United States)	5,312,400
190,000	WH Smith PLC (United Kingdom)	4,707,497
		31,959,389
Semiconductors & Semiconductor Equipment: 5.4%
66,500	Applied Materials, Inc. (United States)	8,884,400
120,000	Infineon Technologies AG (Germany)	5,105,730
15,700	NVIDIA Corp. (United States)	8,382,701
119,000	Taiwan Semiconductor Manufacturing Co. Ltd. SA - ADR (Taiwan)	14,075,320
38,000	Texas Instruments, Inc. (United States)	7,181,620
		43,629,771
Software & Services: 10.3%
28,000	Accenture PLC - Class A (Ireland)	7,735,000
20,500	Adobe Systems, Inc. (United States) (a)	9,745,085
59,300	Amadeus IT Holding SA (Spain)	4,223,840
25,000	Dassault Systemes SE (France)	5,343,491
17,000	Intuit, Inc. (United States)	6,512,020
102,500	Microsoft Corp. (United States)	24,166,425
47,500	PayPal Holdings, Inc. (United States) (a)	11,534,900
40,500	SAP SE (Germany)	4,967,614
43,800	Visa, Inc. - Class A (United States)	9,273,774
		83,502,149
Technology Hardware & Equipment: 5.8%
218,000	Apple, Inc. (United States)	26,628,700
133,000	Cisco Systems, Inc. (United States)	6,877,430
30,000	IPG Photonics Corp. (United States) (a)	6,328,200
12,500	Samsung SDI Co Ltd. (Republic of Korea)	7,350,281
		47,184,611
Telecommunication Services: 1.7%
133,000	BCE, Inc. (Canada)	6,003,891
134,000	Verizon Communications, Inc. (United States)	7,792,100
		13,795,991
Transportation: 3.5%
21,000	Canadian Pacific Railway Ltd. (Canada)	8,021,007
66,000	East Japan Railway Co. (Japan)	4,693,086
26,000	Kuehne + Nagel International AG (Switzerland)	7,426,282
46,000	United Parcel Service, Inc. - Class B (United States)	7,819,540
		27,959,915
Utilities: 2.7%
32,000	American Water Works Co., Inc. (United States)	4,797,440
3,800,000	China Water Affairs Group Ltd. (Hong Kong)	3,117,419
260,000	EDP Renovaveis SA (Spain)	5,550,652
530,000	Interconexion Electrica SA ESP (Colombia)	3,256,684
680,000	Terna Rete Elettrica Nazionale SpA (Italy)	5,135,439
		21,857,634
TOTAL COMMON STOCKS
(Cost $407,541,994)		780,808,651

PREFERRED STOCKS: 0.5%
Banks: 0.5%
737,500	Itau Unibanco Holding SA - ADR (Brazil) (c)	3,658,000

TOTAL PREFERRED STOCKS
(Cost $4,002,800)		3,658,000

SHORT-TERM INVESTMENTS: 2.1%
Money Market Funds: 2.1%
17,025,049	Invesco - Government & Agency Portfolio - Institutional Class, 0.030% (United States) (d)	17,025,049
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,025,049)		17,025,049
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING: 0.5%
Money Market Funds 0.5%
4,231,500	First American Government Obligations Fund, Class X, 0.036% (United States) (d)	4,231,500
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost 4,231,500)		4,231,500
TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $432,801,343)		805,723,200
Other Assets in Excess of Liabilities: 0.5%		4,399,815
TOTAL NET ASSETS: 100.0%		$810,123,015

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at March 31, 2021. As of March 31, 2021 the total market value of loaned securities was $4,121,265 or 0.5% of net assets.
(c)	There is currently no dividend rate available.
(d)	Annualized seven-day effective yield as of March 31, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications were developed by MSCI, Inc., an independent provider of global indices and benchmark related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS® methodology has been widely accepted as an industry analysis framework for investment research, portfolio management, and asset allocation.

Country	Value	Percent of Net Assets
Australia	$9,273,584	1.2%
Belgium	5,820,934	0.7%
Brazil	6,347,100	0.8%
Canada	14,024,898	1.7%
China	9,087,441	1.1%
Colombia	3,256,684	0.4%
Denmark	14,764,911	1.8%
France	43,819,403	5.4%
Germany	25,862,944	3.2%
Hong Kong	17,162,817	2.1%
India	8,079,760	1.0%
Indonesia	3,792,304	0.5%
Ireland	30,431,101	3.8%
Italy	5,135,439	0.6%
Japan	49,625,553	6.1%
Kenya	2,431,953	0.3%
Mexico	3,777,857	0.5%
Netherlands	10,394,216	1.3%
New Zealand	7,059,418	0.9%
Norway	7,420,379	0.9%
Portugal	4,623,174	0.6%
Republic of Korea	7,350,281	0.9%
Singapore	4,763,258	0.6%
Spain	15,060,904	1.9%
Sweden	21,338,265	2.6%
Switzerland	31,034,679	3.8%
Taiwan	14,075,320	1.7%
United Kingdom	31,732,319	3.9%
United States	398,176,304	49.2%
Other Assets in Excess of Liabilities:	4,399,815	0.5%
	$810,123,015	100.0%

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Trillium ESG Global Equity Fund (the "Fund"), utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Common Stocks	Level 1	Level 2	Level 3	Total
Automobiles & Components	$6,205,500	$14,554,075	$–	$20,759,575
Banks	34,152,366	27,672,509	–	61,824,875
Capital Goods	28,501,890	52,900,197	–	81,402,087
Commercial & Professional Services	–	4,246,905	–	4,246,905
Commercial & Professional Services	9,542,820	8,348,056	–	17,890,876
Consumer Durables & Apparel	14,682,050	10,553,749	–	25,235,799
Consumer Services	15,433,270	3,095,308	–	18,528,578
Diversified Financials	23,928,460	–	–	23,928,460
Food & Staples Retailing	–	10,452,800	–	10,452,800
Food, Beverage & Tobacco	13,253,820	9,521,582	–	22,775,402
Health Care Equipment & Services	18,251,320	29,232,809	–	47,484,129
Household & Personal Products	4,240,592	14,959,486	–	19,200,078
Insurance	5,264,000	17,399,675	–	22,663,675
Materials	17,210,530	24,041,516	–	41,252,046
Media & Entertainment	20,625,200	–	–	20,625,200
Pharmaceuticals, Biotechnology & Life Sciences	22,051,746	27,744,596	–	49,796,342
Real Estate	10,092,890	12,759,474	–	22,852,364
Retailing	21,965,480	9,993,909	–	31,959,389
Semiconductors & Semiconductor Equipment	38,524,041	5,105,730	–	43,629,771
Software & Services	68,967,204	14,534,945	–	83,502,149
Technology Hardware & Equipment	39,834,330	7,350,281	–	47,184,611
Telecommunication Services	13,795,991	–	–	13,795,991
Transportation	15,840,547	12,119,368	–	27,959,915
Utilities	8,054,124	13,803,510	–	21,857,634
Total Common Stocks	450,418,171	330,390,480	-	780,808,651
Preferred Stocks
Banks	3,658,000	-	-	3,658,000
Total Preferred Stocks	3,658,000	-	-	3,658,000
Short Term Investments	17,025,049	–	–	17,025,049
Investment Purchased with Cash
Proceeds from Securities Lending	4,231,500			4,231,500
Total Investments in Securities	$475,332,720	$330,390,480	$–	$805,723,200